ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE INCOME FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)
MUNICIPAL SECURITIES 99.2%
Alabama 1.0%
Baldwin County Eastern Shore Hosp. Auth., 5.75%, 4/1/27
(Prerefunded 4/1/08) (1)	880	923
Birmingham Water & Sewer, VRDN (Currently 3.50%) (2)	3,800	3,800
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	2,500	2,711
Courtland Ind. Dev. Board, PCR, Int'l. Paper, 5.00%, 6/1/25	2,000	1,995
Health Care Auth. for Baptist Health, 5.00%, 11/15/14	3,400	3,491
Health Care Auth. for Baptist Health, 5.00%, 11/15/15	1,500	1,536
Phoenix, IDB, PCR, MeadWestvaco, 6.10%, 5/15/30	3,750	3,959
		18,415
Alaska 0.3%
Alaska HFC, Single Family, 5.30%, 12/1/17	2,105	2,133
Valdez Marine, BP Pipelines, VRDN (Currently 3.53%)	2,900	2,900
		5,033
Arizona 0.8%
Arizona School Fac. Board, 5.50%, 7/1/18
(Prerefunded 7/1/11) (1)	5,000	5,401
Scottsdale IDA, Scottsdale Healthcare, 5.80%, 12/1/31	2,000	2,192
Univ. Medical Center, 5.00%, 7/1/35	6,000	5,932
		13,525
Arkansas 0.4%
Little Rock Health Fac. Board, Baptist Health, 6.85%, 11/1/08	2,495	2,651
North Little Rock, 6.50%, 7/1/15 (2)	4,000	4,587
		7,238
California 11.8%
Anaheim PFA, California Electric, 5.00%, 10/1/34 (2)	3,340	3,415
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (1)	520	557
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (1)	1,845	1,976
California, GO, 5.00%, 2/1/33	5,000	5,079
California, GO, 5.125%, 6/1/31	10,540	10,761
California, GO, 5.25%, 4/1/29	5,000	5,228
California, GO, 5.25%, 4/1/34	5,500	5,728
California, GO, 5.50%, 11/1/33	8,000	8,638
California, GO, 5.65%, 6/1/30	135	143
California, Tobacco Securitization Agency, 0%, 6/1/21 (3)	5,000	3,999
California Dept. of Water Resources, Power Supply
5.375%, 5/1/21 (Prerefunded 5/1/12) (1)	2,000	2,188
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (1)	3,000	3,341
California HFA, Cedars-Sinai Medical, 5.00%, 11/15/34	5,000	5,038
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	14,810	15,367
California Public Works Board, Mental Health, 5.50%, 6/1/23	3,000	3,235
California Public Works Board, State Dept. of Health Services
5.00%, 11/1/23	12,055	12,392
California Statewide CDA, Community Hosp. of Monterey
Peninsula, 5.25%, 6/1/23 (4)	2,000	2,105
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	6,500	6,587
California Statewide CDA, Southern California Edison
4.25%, 11/1/33 (Tender 4/1/16) (5)	3,475	3,453
California Statewide CDA, Sutter Health, 5.625%, 8/15/42	3,850	4,010
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	1,415	1,495
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	3,000	3,108
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/15 (6)	5,000	3,459
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/17 (6)	18,000	11,239
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13) (1)	7,500	8,240
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (1)	8,500	9,403
Los Angeles Dept. of Water & Power, 5.00%, 7/1/23 (2)	5,000	5,187
Los Angeles Harbor, 7.60%, 10/1/18 (6)	3,165	3,846
Orange County, COP, 5.875%, 7/1/19
(Prerefunded 7/1/06) (1)(2)	6,000	6,132
Palm Springs Fin. Auth., Convention Center, 5.50%, 11/1/29 (2)	3,100	3,387
Sacramento Municipal Utility Dist. Fin. Auth., 4.75%, 7/1/26 (2)	6,750	6,798
San Diego Unified School Dist., 5.50%, 7/1/25 (2)	4,745	5,394
San Francisco Public Utility Commission, 5.00%, 11/1/27 (4)	8,000	8,202
San Jose Airport, 5.00%, 3/1/28 (2)	3,500	3,592
Southern California Public Power Auth., 6.75%, 7/1/11	4,050	4,536
Union Elementary School Dist., Zero Coupon, GO, 9/1/12 (5)	2,945	2,286
Union Elementary School Dist., Zero Coupon, GO, 9/1/13 (5)	3,520	2,604
Univ. of California Regents, 5.00%, 5/15/24 (4)	5,000	5,196
Univ. of California Regents, 5.125%, 5/15/15 (7)	1,900	2,031
Univ. of California Regents, 5.125%, 5/15/17 (7)	10,000	10,643
West Hollywood CDA, East Side Redev., 5.625%, 9/1/28	2,015	2,075
		212,093
Colorado 1.3%
Colorado HFA, Adventist Health, 6.50%, 11/15/31
(Prerefunded 11/15/11) (1)	2,500	2,839
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	2,000	2,141
Colorado HFA, Evangelical Lutheran, 5.25%, 6/1/23	1,200	1,232
Denver Convention Center Hotel Auth., 5.25%, 12/1/20 (8)	8,670	9,228
Denver Convention Center Hotel Auth., 5.25%, 12/1/22 (8)	7,020	7,466
		22,906
Connecticut 0.9%
Connecticut Special Tax Obligation, 7.125%, 6/1/10	7,350	8,144
Mohegan Tribe Indians, 6.00%, 1/1/16	2,250	2,386
Mohegan Tribe Indians, 6.25%, 1/1/31	4,750	5,058
		15,588
District of Columbia 3.8%
District of Columbia, 5.25%, 6/1/27 (Prerefunded 6/1/08) (1)(2)	1,330	1,383
District of Columbia, 5.25%, 6/1/27 (Prerefunded 6/1/08) (1)(2)	2,060	2,142
District of Columbia, 6.00%, 6/1/14 (2)(6)	2,305	2,616
District of Columbia, GO, 5.00%, 6/1/17 (7)	12,125	12,755
District of Columbia, GO, 5.00%, 6/1/18 (7)	11,230	11,777
District of Columbia, GO, 5.125%, 6/1/17 (7)	12,720	13,427
District of Columbia, GO, 5.25%, 6/1/27 (2)	6,585	6,790
District of Columbia, GO, 6.00%, 6/1/14 (2)	4,400	4,960
District of Columbia, GO, 6.00%, 6/1/15 (2)	1,550	1,761
District of Columbia, GO, 6.00%, 6/1/17 (2)	4,250	4,880
District of Columbia, Tobacco Settlement, 5.25%, 5/15/09	5,000	5,088
		67,579
Florida 2.9%
Coral Gables HFA, Baptist Health South, 5.25%, 8/15/24 (4)	5,000	5,297
Dade County, Zero Coupon, 2/1/09 (2)	12,185	10,878
Dade County IDA, Florida Power & Light, VRDN (Currently 3.55%)	3,900	3,900
Highlands County HFA, Adventist Health, 5.00%, 11/15/30	5,500	5,512
Highlands County HFA, Adventist Health, 5.00%, 11/15/31	2,000	2,001
Highlands County HFA, Adventist Health, 5.875%, 11/15/29	7,000	7,462
Highlands County HFA, Adventist Health, 6.00%, 11/15/31
(Prerefunded 11/15/11) (1)	2,750	3,056
Jacksonville HFA, Baptist Health, VRDN (Currently 3.59%)	900	900
Orange County HFA, Nemours Foundation, 5.00%, 1/1/35	6,345	6,510
Orange County HFA, Westminster Community Care
6.75%, 4/1/34	2,500	2,578
Port Saint Lucie Utility, Zero Coupon, 9/1/16
(Prerefunded 9/1/06) (1)(5)	5,000	2,786
Port Saint Lucie Utility, Zero Coupon, 9/1/26
(Prerefunded 9/1/06) (1)(5)	5,000	1,462
		52,342
Georgia 4.5%
Atlanta Airport, 5.25%, 1/1/33 (4)	5,000	5,245
Chatham County Hosp. Auth., Memorial Univ. Medical Center
5.75%, 1/1/29	3,500	3,709
Chatham County Hosp. Auth., Memorial Univ. Medical Center
6.125%, 1/1/24	4,000	4,311
Coweta County Residential Care Fac. for the Elderly, Wesley
Woods of Newnan-Peachtree City, 8.20%, 10/1/16
(Prerefunded 10/1/06) (1)	1,350	1,396
Coweta County Residential Care Fac. for the Elderly, Wesley
Woods of Newnan-Peachtree City, 8.25%, 10/1/26
(Prerefunded 10/1/06) (1)	1,800	1,861
Forsyth County School Dist., GO, 5.75%, 2/1/18
(Prerefunded 2/1/10) (1)	2,800	3,047
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.80%, 1/1/07 (6)(7)	5,530	5,633
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.80%, 1/1/08 (6)(7)	5,905	6,193
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.85%, 1/1/09 (6)(7)	6,310	6,804
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.85%, 1/1/10 (6)(7)	6,745	7,455
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/24 (Prerefunded 11/1/10) (1)	6,225	6,732
Gwinnett County School Dist., GO, 6.40%, 2/1/11	1,905	2,121
Municipal Electric Auth. of Georgia, 5.50%, 1/1/20
(Prerefunded 1/1/13) (1)	85	93
Municipal Electric Auth. of Georgia, 5.50%, 1/1/20	2,915	3,140
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (5)	5,100	5,686
Municipal Electric Auth. of Georgia, 6.40%, 1/1/07 (6)(7)	845	859
Municipal Electric Auth. of Georgia, 6.40%, 1/1/07 (6)(7)	815	828
Municipal Electric Auth. of Georgia, 6.40%, 1/1/07 (7)	5,840	5,932
Municipal Electric Auth. of Georgia, 7.25%, 1/1/24 (7)	6,500	8,665
		79,710
Hawaii 0.5%
Hawaii Airports System, 5.75%, 7/1/21 (5)	4,000	4,288
Hawaii Dept. of Budget & Fin., B&F Kapiolani Health
6.25%, 7/1/21 (Prerefunded 7/1/06) (1)	4,000	4,088
		8,376
Idaho 0.2%
Nez Perce County, IDRB, PCR, Potlatch Corp., 7.00%, 12/1/14	2,600	2,937
		2,937
Illinois 5.2%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10) (1)(5)	5,000	5,608
Chicago, GO, 5.50%, 1/1/14 (4)	5,000	5,466
Chicago, GO, 5.50%, 1/1/18 (7)	3,880	4,290
Illinois, Sales Tax, 5.50%, 6/15/16	2,000	2,148
Illinois, Sales Tax, 6.125%, 6/15/16	2,000	2,173
Illinois Dev. Fin Auth, PCR, BP Amoco, VRDN (Currently 3.53%)	1,000	1,000
Illinois EFA, Northwestern Univ., 5.25%, 11/1/32
(Tender 11/1/14)	4,000	4,279
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	12,750	13,426
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19 (6)	3,300	3,397
Illinois HFA, Institute of Technology, 5.00%, 4/1/22	5,765	5,880
Illinois HFA, Institute of Technology, 5.00%, 4/1/23	3,250	3,307
Illinois HFA, Institute of Technology, 5.00%, 4/1/26	2,000	2,029
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	5,500	5,534
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	3,000	3,011
Illinois Unemployment Insurance Fund, 5.00%, 12/15/06 (4)	10,000	10,131
Metropolitan Pier & Expo Auth., McCormick
Zero Coupon, 6/15/18 (5)	14,160	8,089
Regional Transportation Auth., 6.70%, 11/1/21 (5)	5,000	6,067
Regional Transportation Auth., 7.75%, 6/1/19 (5)	5,350	6,867
		92,702
Indiana 0.8%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/19	3,000	3,039
Indiana HFFA, Clarion Health Partners, 5.50%, 2/15/16
(Prerefunded 2/15/07) (1)	6,705	6,921
Indiana Transportation Fin. Auth., Highway Revenue
5.375%, 12/1/25 (Prerefunded 12/1/10) (1)	640	682
Indiana Transportation Fin. Auth., Highway Revenue
5.375%, 12/1/25	3,360	3,533
		14,175
Iowa 0.6%
Iowa, TRAN, 4.50%, 6/30/06	5,000	5,004
Iowa Fin. Auth., Single Family, 5.70%, 1/1/27	2,150	2,194
Scott County, Ridgecrest Village, 7.25%, 11/15/26	4,000	4,303
		11,501
Kansas 1.3%
Burlington, PCR, Kansas Gas & Electric, 5.30%, 6/1/31 (2)	21,525	22,651
		22,651
Louisiana 0.8%
Calcasieu Parish, IDB, PCR, Entergy, 5.45%, 7/1/10	1,750	1,763
Louisiana Public Fac. Auth., Baton Rouge General Medical
Center, 5.25%, 7/1/33 (2)	10,000	10,421
Sabine River Auth., PCR, Intl. Paper, 6.20%, 2/1/25	2,500	2,658
		14,842
Maryland 1.7%
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	1,500	1,564
Maryland Economic Dev. Corp., U.S. Pharmacopeial
VRDN (Currently 3.58%) (7)	1,900	1,900
Maryland HHEFA, Beth Tfiloh Dahan Community School
VRDN (Currently 3.22%)	6,710	6,710
Maryland HHEFA, Johns Hopkins Hosp., Zero Coupon, 7/1/19	7,675	3,986
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/35	2,535	2,660
Maryland HHEFA, Sheppard & Enoch Pratt Foundation
Muni Auction Rate (Currently 3.40%) (9)	1,500	1,500
Maryland HHEFA, Stella Maris Operating Corp.
VRDN (Currently 3.24%)	5,145	5,145
Maryland HHEFA, Univ. of Maryland Medical System
7.00%, 7/1/22 (5)	1,500	1,914
Montgomery County Economic Dev., Institute for Genomic
Research, VRDN (Currently 3.45%)	980	980
Prince George's County Hosp., Dimensions Health
5.30%, 7/1/24	5,685	4,712
		31,071
Massachusetts 4.9%
Massachusetts, 5.25%, 8/1/16 (Prerefunded 8/1/13) (1)	10,000	10,789
Massachusetts, 5.75%, 1/1/32 (Prerefunded 1/1/14) (1)(5)	6,000	6,668
Massachusetts, GO, 5.00%, 9/1/21	3,380	3,533
Massachusetts, GO, 5.00%, 9/1/24	15,980	16,627
Massachusetts, GO, VRDN (Currently 3.52%)	1,400	1,400
Massachusetts Bay Transportation Auth., 5.25%, 7/1/30
(Prerefunded 7/1/14) (1)	2,000	2,170
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/14	3,150	3,684
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/21	6,200	7,547
Massachusetts HEFA, Harvard Univ., 6.00%, 7/1/35
(Prerefunded 7/1/10) (1)	3,500	3,830
Massachusetts HEFA, Harvard Univ., 6.25%, 4/1/20	5,000	6,043
Massachusetts HEFA, Partners Healthcare, 5.75%, 7/1/32	4,400	4,741
Massachusetts Port Auth., 5.75%, 7/1/29
(Prerefunded 1/1/10) (1)	5,000	5,386
Massachusetts Water Pollution Abatement Trust
5.25%, 8/1/20 (Prerefunded 8/1/10) (1)	3,695	3,943
Massachusetts Water Pollution Abatement Trust
5.25%, 8/1/20	55	58
Massachusetts Water Pollution Abatement Trust
5.75%, 8/1/29 (Prerefunded 8/1/09) (1)	990	1,060
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., 5.75%, 8/1/29	4,010	4,263
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., 6.00%, 8/1/19	5,000	5,870
		87,612
Michigan 2.2%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (1)	2,000	2,212
Dickinson County, PCR, Int'l. Paper, 4.80%, 11/1/18	2,000	1,962
Michigan, GO, TAN, 4.50%, 9/29/06	10,000	10,028
Michigan Building Auth., 5.50%, 10/15/19	5,000	5,357
Michigan Hosp. Fin. Auth., Ascension Health, 5.25%, 11/15/26	3,570	3,695
Michigan Hosp. Fin. Auth., Trinity Health, 5.00%, 8/15/25	10,000	10,259
Michigan Hosp. Fin. Auth., Trinity Health, 6.00%, 12/1/20	1,500	1,619
Michigan Strategic Fund, IDRB, Detroit Edison, 5.45%, 9/1/29	5,000	5,125
		40,257
Minnesota 0.6%
Minneapolis & St. Paul Metropolitan Airport Commission
5.25%, 1/1/32 (5)	10,000	10,373
		10,373
Mississippi 0.4%
Mississippi Business Fin., PCR, System Energy Resources
5.90%, 5/1/22	7,000	7,048
		7,048
Missouri 0.9%
Good Shepherd Nursing Home Dist., 5.90%, 8/15/23	2,000	1,960
Missouri Joint Municipal Electric Utility Commission, Plum Point
5.00%, 1/1/23 (2)	8,975	9,392
Missouri Joint Municipal Electric Utility Commission, Plum Point
5.00%, 1/1/27 (2)	4,000	4,154
		15,506
Montana 0.4%
Forsyth, IDRB, PCR, Northwestern, 4.65%, 8/1/23 (7)	8,000	8,005
		8,005
Nebraska 0.3%
American Public Energy Agency, VRDN (Currently 3.50%)	2,426	2,426
Omaha Public Power Dist., 6.20%, 2/1/17 (6)	3,000	3,424
		5,850
Nevada 2.8%
Clark County, Fuel Tax, 5.125%, 7/1/16 (7)	10,870	11,579
Clark County Airport, Las Vegas McCarran Int'l. Airport
4.75%, 7/1/22 (2)	2,970	2,997
Clark County School Dist., GO, 7.00%, 6/1/11 (2)	3,500	3,991
Clark County, IDRB, PCR, Nevada Power, 5.30%, 10/1/11	2,000	1,997
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	5,000	5,253
Las Vegas New Convention & Visitors Auth., 5.00%, 7/1/19 (7)	7,595	7,962
Nevada, GO, 7.25%, 11/1/10 (6)	3,050	3,054
Nevada System of Higher Ed., 5.00%, 7/1/27 (7)	6,050	6,264
Nevada System of Higher Ed., 5.00%, 7/1/30 (7)	5,000	5,150
Truckee Meadows Water Auth., 5.50%, 7/1/19 (4)	2,500	2,695
		50,942
New Hampshire 1.9%
New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (2)	14,500	15,506
New Hampshire HEFA, Covenant Health Systems
6.00%, 7/1/22	3,400	3,643
New Hampshire HEFA, Dartmouth-Hitchcock Obligation Group
5.50%, 8/1/27 (4)	7,930	8,503
New Hampshire HEFA, Elliot Hosp., 5.60%, 10/1/22	1,000	1,052
New Hampshire HEFA, Wentworth-Douglas Hosp.
5.375%, 1/1/15 (2)	5,600	5,966
		34,670
New Jersey 2.1%
Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34	2,000	2,135
New Jersey Economic Dev. Auth., Cigarette Tax
5.625%, 6/15/19	2,500	2,625
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	3,500	3,543
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/31 (2)	5,000	5,286
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 9/1/18	5,000	5,351
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	3,000	3,091
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	3,000	3,088
New Jersey Transportation Trust Fund Auth., 5.50%, 12/15/21	7,165	7,934
New Jersey Transportation Trust Fund Auth., Capital
Appreciation, Zero Coupon, 12/15/31 (5)	13,000	3,688
		36,741
New Mexico 0.9%
Jicarilla Apache Nation, 5.50%, 9/1/23	3,890	4,069
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	3,725	3,864
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32 (4)	7,840	7,991
		15,924
New York 16.9%
Dormitory Auth. of the State of New York, City Univ.
5.75%, 7/1/13	10,000	10,850
Dormitory Auth. of the State of New York, City Univ.
5.75%, 7/1/18 (7)	5,000	5,599
Dormitory Auth. of the State of New York, City Univ.
6.00%, 7/1/14	10,000	10,974
Dormitory Auth. of the State of New York, Columbia Univ.
5.00%, 7/1/21	10,045	10,649
Dormitory Auth. of the State of New York, Mount Sinai NYU
Health, 5.50%, 7/1/26	2,000	2,020
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/30	7,000	7,221
Dormitory Auth. of the State of New York, State Univ.
5.25%, 5/15/15 (7)	3,600	3,867
Dormitory Auth. of the State of New York, State Univ.
5.25%, 5/15/19	3,325	3,559
Dormitory Auth. of the State of New York, State Univ. Ed. Fac.
5.75%, 5/15/19 (Prerefunded 5/15/10) (1)(5)	4,945	5,360
Metropolitan Transportation Auth., 5.00%, 11/15/30	6,500	6,628
Metropolitan Transportation Auth., 5.125%, 11/15/31	5,000	5,170
Metropolitan Transportation Auth., 5.25%, 11/15/31	2,945	3,057
Metropolitan Transportation Auth., 5.25%, 11/15/32	10,000	10,445
Metropolitan Transportation Auth., Commuter Fac.
5.75%, 7/1/21 (Prerefunded 1/1/08) (1)(2)	12,750	13,345
Nassau County Tobacco Settlement Corp., 0%, 6/1/26 (3)	2,500	2,123
New York City, GO, 5.00%, 8/1/06	3,000	3,007
New York City, GO, 5.00%, 8/1/16	9,600	10,061
New York City, GO, 5.00%, 4/1/22	10,000	10,309
New York City, GO, 5.00%, 8/1/23	4,800	4,949
New York City, GO, 5.25%, 8/1/13	5,000	5,369
New York City, GO, 5.25%, 8/1/15	9,500	10,113
New York City, GO, 5.25%, 5/15/22	10,000	10,524
New York City, GO, 5.25%, 8/15/26	5,000	5,262
New York City, GO, 5.50%, 6/1/21	7,500	8,016
New York City, GO, 6.00%, 5/15/30 (Prerefunded 5/15/10) (1)	2,855	3,120
New York City, GO, 6.00%, 5/15/30	25	27
New York City, GO, 6.25%, 8/1/09 (Prerefunded 8/1/06) (1)	2,895	2,951
New York City, GO, 6.25%, 8/1/09	2,155	2,196
New York City Municipal Water Fin. Auth., 5.00%, 6/15/32	10,000	10,169
New York City Municipal Water Fin. Auth., 5.50%, 6/15/33
(Prerefunded 6/15/10) (1)	9,000	9,684
New York City Municipal Water Fin. Auth., 6.00%, 6/15/33
(Prerefunded 6/15/10) (1)	2,220	2,429
New York City Transitional Fin. Auth., 5.25%, 2/1/29 (3)	16,640	17,586
New York City Transitional Fin. Auth., 5.50%, 11/1/26	5,000	5,376
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (1)	510	553
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (1)	4,990	5,413
New York City Transitional Fin. Auth., 6.00%, 8/15/17
(Prerefunded 8/15/09) (1)	4,000	4,315
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	7,000	7,585
New York State Mortgage Agency, Single Family, 5.70%, 4/1/16	4,090	4,240
New York State Thruway Auth., 5.00%, 4/1/21 (7)	5,000	5,247
New York State Thruway Auth., 5.50%, 3/15/20
(Prerefunded 3/15/12) (1)	3,000	3,267
New York State Urban Dev. Corp., 5.50%, 7/1/26	10,000	10,213
Niagara Falls School Dist., COP, 5.00%, 6/15/22 (4)	3,770	3,914
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (7)	5,000	5,294
Triborough Bridge & Tunnel Auth., General Purpose
5.25%, 1/1/28 (Prerefunded 1/1/22) (1)	10,000	11,046
Triborough Bridge & Tunnel Auth., General Purpose
5.50%, 1/1/17 (6)	18,275	20,081
		303,183
North Carolina 3.3%
Guilford County, GO, VRDN (Currently 3.45%)	20,900	20,900
North Carolina Eastern Municipal Power Agency
5.00%, 1/1/20 (7)	10,000	10,456
North Carolina Eastern Municipal Power Agency, 5.30%, 1/1/15	1,000	1,052
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/16	2,000	2,107
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	3,965	4,309
North Carolina Eastern Municipal Power Agency
7.50%, 1/1/10 (6)	4,650	5,214
North Carolina Eastern Municipal Power Agency, 7.50%, 1/1/10	4,330	4,758
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	5,335	5,708
North Carolina Municipal Power Agency #1, Catawba Electric
6.50%, 1/1/20	4,500	4,881
		59,385
Ohio 1.8%
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	7,600	8,343
Franklin County Hosp., Trinity Health, VRDN (Currently 3.45%)	2,800	2,800
Hamilton, Electric, 4.70%, 10/15/25 (4)	5,100	5,133
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19 (6)	3,310	3,610
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19	3,190	3,436
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33
(Tender 6/1/06)	3,000	3,000
Ohio State Univ., 5.25%, 6/1/17 (Tender 12/1/16)	5,000	5,334
		31,656
Oklahoma 0.6%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15	1,875	1,897
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	4,000	4,087
Tulsa County Home Fin. Auth., Single Family
6.90%, 8/1/10 (5)(6)	4,250	4,747
		10,731
Oregon 0.3%
Oregon Housing & Community Services Dept., Single Family
6.00%, 7/1/20	2,035	2,103
Umatilla County Hosp. Fac. Auth., Catholic Health Initiatives
5.50%, 3/1/22 (6)	1,255	1,349
Umatilla County Hosp. Fac. Auth., Catholic Health Initiatives
5.50%, 3/1/22	955	1,012
		4,464
Pennsylvania 2.0%
Allegheny County Hosp. Dev. Auth., West Penn Allegheny
Health, 9.25%, 11/15/22	3,000	3,569
Chester County HEFA, Jefferson Health System
5.375%, 5/15/27	6,500	6,677
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	3,000	3,269
Pennsylvania Higher EFA, Univ. of Pennsylvania
4.75%, 7/15/35	6,050	6,012
Pennsylvania Turnpike Commission, 5.25%, 12/1/32 (7)	7,500	7,953
Pennsylvania Turnpike Commission, 5.50%, 7/15/33
(Prerefunded 7/15/11) (1)(7)	3,500	3,808
Saint Mary Hosp. Auth., Catholic Health East
5.375%, 11/15/34	1,350	1,401
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	3,250	3,424
		36,113
Puerto Rico 0.6%
Government Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/15	5,000	5,173
Government Dev. Bank for Puerto Rico, GO, TECP
4.85%, 10/24/06	5,500	5,500
		10,673
South Carolina 2.2%
Connector 2000 Assoc., Zero Coupon, 1/1/09	2,700	1,753
Connector 2000 Assoc., Zero Coupon, 1/1/10	3,400	2,488
Connector 2000 Assoc., Zero Coupon, 1/1/11	2,200	872
Connector 2000 Assoc., Zero Coupon, 1/1/29	20,500	2,802
Georgetown County, PCR, Int'l. Paper, 5.70%, 4/1/14	4,000	4,264
Medical Univ. Hosp. Auth., 5.00%, 8/15/31 (2)	19,145	19,570
Piedmont Municipal Power Agency, 6.50%, 1/1/14 (5)(6)	500	582
Piedmont Municipal Power Agency, 6.50%, 1/1/14 (5)	3,000	3,454
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	4,000	4,179
		39,964
South Dakota 0.3%
South Dakota HEFA, Sioux Valley Hosp., 5.25%, 11/1/27	2,000	2,065
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	3,000	3,156
		5,221
Tennessee 1.2%
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
5.00%, 10/1/15	1,485	1,495
Chattanooga Health Ed. & Housing Fac. Board, Chattanooga
Memorial Hosp., 6.625%, 9/1/07 (2)(6)	2,950	3,057
Chattanooga Health Ed. & Housing Fac. Board, Chattanooga
Memorial Hosp., 6.625%, 9/1/08 (2)(6)	3,150	3,349
Clarksville Public Building Auth., GO, VRDN (Currently 3.58%)	2,100	2,100
Metropolitan Nashville & Davidson Counties, Water & Sewer
7.70%, 1/1/12 (3)(5)	6,250	7,144
Shelby County Health Ed. & Housing Board, Bonheur
5.50%, 8/15/12 (2)(6)	4,000	4,227
		21,372
Texas 5.7%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
System Obligation Group, 7.00%, 11/15/33	3,500	3,779
Amarillo Health Fac. Dev. Corp., Sears, 7.75%, 8/15/26
(Prerefunded 8/15/06) (1)	5,000	5,141
Austin, Water & Wastewater, 5.125%, 5/15/27 (4)	10,955	11,233
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	4,000	4,324
Dallas Independent School Dist., 5.00%, 8/15/29	5,000	5,142
Harris County Health Fac. Dev. Corp., 5.375%, 2/15/26
(Prerefunded 8/15/11) (1)	5,500	5,893
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29
(Prerefunded 6/1/11) (1)	4,000	4,481
Harris County Health Fac. Dev. Corp., Texas Children’s Hosp.
5.25%, 10/1/19	5,000	5,138
Harris County Hosp. Dist., 7.40%, 2/15/10 (6)(7)	215	228
Houston, GO, 5.50%, 3/1/18 (4)	2,750	2,932
Houston Airport, 5.50%, 7/1/19 (4)	2,000	2,145
Houston Higher Ed. Fin. Corp., Rice Univ., 5.375%, 11/15/29
(Prerefunded 11/15/09) (1)	11,450	12,160
Houston Independent School Dist., 5.00%, 7/15/20
(Prerefunded 7/15/11) (1)(4)	3,000	3,167
Houston Water & Sewer, 5.25%, 5/15/25 (2)	7,655	8,120
Houston Water & Sewer, 5.75%, 12/1/18
(Prerefunded 12/1/12) (1)(7)	3,000	3,308
Lower Colorado River Auth., 6.00%, 5/15/12 (4)	6,095	6,521
Sabine River Auth., PCR, TXU Energy, 5.80%, 7/1/22	1,500	1,592
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	2,850	3,079
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	4,000	4,222
Texas A&M Univ., 5.375%, 5/15/16	1,660	1,771
Texas A&M Univ., 5.375%, 5/15/18	900	956
Texas Dept. of Housing & Community Affairs, Asmara
6.40%, 1/1/27 (Prerefunded 1/1/07) (1)	5,820	6,027
		101,359
Virginia 2.5%
Fairfax County, COP, 6.10%, 4/15/32	10,000	11,189
Fairfax County Water Auth., 6.00%, 4/1/22
(Prerefunded 4/1/07) (1)	3,815	3,964
Fairfax County Water Auth., 6.00%, 4/1/22	3,835	3,978
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	2,750	2,804
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (1)	8,550	9,378
James City & County IDA, Williamsburg Landing
6.125%, 3/1/32	2,000	2,090
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	2,500	2,635
Loudoun County IDA, Howard Hughes Medical Institute
VRDN (Currently 3.53%)	4,425	4,425
Virginia Transportation Board, 5.25%, 5/15/20
(Prerefunded 5/15/11) (1)	4,620	4,934
		45,397
Washington 4.0%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (2)	10,100	5,747
Energy Northwest, Columbia Station, 5.00%, 7/1/24	5,000	5,193
Energy Northwest, Public Power Supply, 5.25%, 7/1/16 (4)	3,000	3,102
King County Public Hosp. Dist. #1, Valley Medical Center
5.75%, 9/1/20 (7)	10,950	12,390
Millwood 99A Senior, Snohomish County Housing Auth.
5.50%, 6/1/29	3,750	3,784
Port of Seattle, 5.50%, 2/1/26 (2)	6,000	6,323
Tacoma Solid Waste Utility, 5.50%, 12/1/17 (7)	12,080	12,469
Washington, GO, 5.70%, 10/1/15	14,000	15,575
Washington, Motor Vehicle Fuel Tax, 6.625%, 1/1/25
(Prerefunded 1/1/10) (1)	6,100	6,687
		71,270
West Virginia 0.9%
Mason County, PCR, Appalachian Power, 5.50%, 10/1/22	8,000	8,132
West Virginia Building Commission, Court Fees, GO
5.375%, 7/1/18 (7)	2,915	3,179
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10) (1)	5,000	5,619
		16,930
Wisconsin 0.7%
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/14 (Prerefunded 10/1/11) (1)	910	992
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/14	90	98
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/15 (Prerefunded 10/1/11) (1)	1,005	1,095
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/15	95	103
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/17 (Prerefunded 10/1/11) (1)	3,395	3,700
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/17	330	359
Wisconsin HEFA, United Health Group / Thedacare
5.50%, 12/15/16 (2)	6,540	6,815
		13,162
Total Municipal Securities (Cost $1,691,476)		1,776,492
CONVERTIBLE BONDS 0.1%
United Airlines, 5.00%, 1/25/21	1,125	1,083
Total Convertible Bonds (Cost $1,114)		1,083
Total Investments in Securities
99.3% of Net Assets (Cost $1,692,590)		$1,777,575
†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(4)	Insured by Financial Security Assurance Inc.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Escrowed to maturity
(7)	Insured by AMBAC Assurance Corp.
(8)	Insured by XL Capital Assurance Inc.
(9)	Insured by Radian Asset Assurance Inc.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Bond
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $1,690,615,000. Net unrealized gain aggregated $86,960,000 at period-end, of which $91,701,000 related to appreciated investments and $4,741,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2006

«Fund_Abbrev__NQ»